Note 12 - Income (Loss) Per Share (Details) - Anti-Dilutive Securities Excluded From Computation of Earnings Per Share	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	5,198,533	1,107,855
Common Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	3,192,849	63,272
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities		10,125
Shares Issuable Upon Preferred Stock Conversion [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities		406,563
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	2,005,684	627,895